BASIS OF PREPARATION (Tables)	12 Months Ended
Dec. 31, 2020
BASIS OF PREPARATION [Abstract]
Disclosure of detailed information about estimated useful life [Table Text Block]

Computers and software 30%

Office furniture and equipment 20%

Vehicles 30%

Buildings and office improvements 4%

Exploration building and water wells 10%

Roads 8%

Exploration equipment 20%

Water treatment equipment 20%

Permanent reclamation equipment 30%

Development equipment 8%